Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
3. GOODWILL AND OTHER INTANGIBLE ASSETS
The following table shows the changes in the amounts recorded as goodwill (which includes no accumulated impairment losses) over the past two years:

Balance as of April 30, 2009	$675
Foreign currency translation adjustment and other	(9)

Balance as of April 30, 2010	666
Disposal of Hopland-based wine business (Note 14)	(49)
Foreign currency translation adjustment	8

Balance as of April 30, 2011	$625

As of April 30, 2010 and 2011, our other intangible assets consisted of:

	Gross Carrying		Accumulated
	Amount		Amortization
	2010	2011	2010	2011
Finite-lived intangible assets:
Distribution rights	$25	$25	$(17)	$(22)

Indefinite-lived intangible assets:
Trademarks and brand names	661	667	—	—
Amortization expense related to intangible assets was $5 during each of the last three fiscal years. We expect to recognize amortization expense of $3 in fiscal 2012.
As discussed in Note 1, we assess each of our indefinite-lived intangible assets for impairment at least annually. During fiscal 2010, our assessment indicated that the book value of one of our brand names, Don Eduardo, exceeded its fair value by $12. As a result, we wrote down the book value of the Don Eduardo brand name by that amount, which is reflected in other expense in the accompanying consolidated statement of operations. The remaining book value of the Don Eduardo brand name is not material. The decline in its value reflected a significant reduction in estimated future net sales for this low-volume, high-priced tequila brand that had in part been affected by the downturn in the global economic environment that began during the second half of calendar 2008.